Derivative financial instruments (Details - Hedges) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Hedge instruments	R$ 7,746,620	R$ 5,811,750
Hedge object	7,656,991	5,826,436
Future DI
Disclosure of detailed information about financial instruments [line items]
Hedge instruments	3,218,086	3,755,670
IPCA
Disclosure of detailed information about financial instruments [line items]
Hedge instruments	3,396,865	1,728,330
Future dollar
Disclosure of detailed information about financial instruments [line items]
Hedge instruments	1,105,326	256,589
Swap
Disclosure of detailed information about financial instruments [line items]
Hedge instruments	26,344	71,161
Loans
Disclosure of detailed information about financial instruments [line items]
Hedge object	3,165,012	3,761,467
Investment abroad
Disclosure of detailed information about financial instruments [line items]
Hedge object	3,381,406	1,802,022
Real estate loans (c) [Member]
Disclosure of detailed information about financial instruments [line items]
Hedge object	R$ 1,110,573	R$ 262,947